Offerings	Apr. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share, 2003 Omnibus Equity Incentive Plan
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	31.27
Maximum Aggregate Offering Price	$ 195,437,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,922
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
shall also cover any additional shares of the Class A Common Stock, $0.01 par value per share (the “Common Stock”) of Central Garden & Pet Company (the “Registrant”) that become issuable under the Registrant’s 2003 Omnibus Equity Incentive Plan, as amended and restated (the “EIP”) and the Registrant’s Investment Growth Plan, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups,
reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered and sold pursuant to the Investment Growth Plan.

(2)	Represents 6,250,000 additional shares of Class A Common Stock that were added to the shares available for issuance under the EIP.
(4)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $31.27 per share, which is the average of the high and low selling prices per share of the Registrant’s Common Stock on April 10, 2025, as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value per share, Investment Growth Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	31.27
Maximum Aggregate Offering Price	$ 62,540,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,575
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
shall also cover any additional shares of the Class A Common Stock, $0.01 par value per share (the “Common Stock”) of Central Garden & Pet Company (the “Registrant”) that become issuable under the Registrant’s 2003 Omnibus Equity Incentive Plan, as amended and restated (the “EIP”) and the Registrant’s Investment Growth Plan, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups,
reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered and sold pursuant to the Investment Growth Plan.

(3)	Represents 2,000,000 additional shares of Class A Common Stock that were added to the shares available for issuance under the Investment Growth Plan.
(4)
Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $31.27 per share, which is the average of the high and low selling prices per share of the Registrant’s Common Stock on April 10, 2025, as reported on the Nasdaq Global Select Market.